Share-Based Compensation (Details) - Schedule of Fair Value Options Granted Using Black-Scholes Option Pricing Model	12 Months Ended
Dec. 31, 2022 $ / shares
Employees [Member]
Employees
Expected dividend yield	0.00%
Exercise price (in Dollars per share)	$ 26.78
Employees [Member] | Minimum [Member]
Employees
Expected term (in years)	6 years 18 days
Expected volatility	82.97%
Risk-free interest rate	2.31%
Employees [Member] | Maximum [Member]
Employees
Expected term (in years)	10 years
Expected volatility	88.45%
Risk-free interest rate	2.90%
Non-Employees [Member]
Employees
Expected term (in years)	9 years 9 months 10 days
Expected volatility	88.46%
Risk-free interest rate	2.31%
Expected dividend yield	0.00%
Exercise price (in Dollars per share)	$ 26.78